UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Incline Global Management, LLC
Address: 40 West 57th Street, 26th Floor
         New York, NY  10019

13F File Number:  028-15095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Zucaro
Title:     Chief Financial Officer
Phone:     212.488.2913

Signature, Place, and Date of Signing:

 /s/   Michael Zucaro     New York, NY     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $79,137 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     4707   121250 SH       SOLE                   121250        0        0
APPLE INC                      COM              037833100     5688    12850 SH       SOLE                    12850        0        0
APPLE INC                      COM              037833100     5400    12200 SH  CALL SOLE                    12200        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     3180    48770 SH       SOLE                    48770        0        0
COLFAX CORP                    COM              194014106     3786    81350 SH       SOLE                    81350        0        0
CONCHO RES INC                 COM              20605P101     5064    51980 SH       SOLE                    51980        0        0
EBAY INC                       COM              278642103     5902   108850 SH       SOLE                   108850        0        0
GOOGLE INC                     CL A             38259P508     3884     4890 SH       SOLE                     4890        0        0
HALLIBURTON CO                 COM              406216101     5681   140580 SH       SOLE                   140580        0        0
JPMORGAN CHASE & CO            COM              46625H100     4549    95840 SH       SOLE                    95840        0        0
MASTERCARD INC                 CL A             57636Q104     2110     3900 SH       SOLE                     3900        0        0
MOSAIC CO NEW                  COM              61945C103     5888    98770 SH       SOLE                    98770        0        0
MOSAIC CO NEW                  COM              61945C103     2265    38000 SH  CALL SOLE                    38000        0        0
NIKE INC                       CL B             654106103     2642    44770 SH       SOLE                    44770        0        0
QUALCOMM INC                   COM              747525103     5592    83540 SH       SOLE                    83540        0        0
QUALCOMM INC                   COM              747525103     3949    59000 SH  CALL SOLE                    59000        0        0
TESORO CORP                    COM              881609101     3517    60070 SH       SOLE                    60070        0        0
TRANSDIGM GROUP INC            COM              893641100     1959    12810 SH       SOLE                    12810        0        0
UNION PAC CORP                 COM              907818108     3374    23690 SH       SOLE                    23690        0        0